Other disclosures - Risk Management and Principal Risks - Economic uncertainty adjustments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) method	Dec. 31, 2020 GBP (£)
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 6,284	£ 9,399
ECL movement excluding assets derecognised due to disposals and write-offs	(484)	4,163
Credit cards, unsecured and other retail lending
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,160	6,083
ECL movement excluding assets derecognised due to disposals and write-offs	(16)	2,597
Wholesale loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,649	2,778
ECL movement excluding assets derecognised due to disposals and write-offs	£ (426)	1,438
Covid-19 related adjustments
Disclosure of financial assets [line items]
Number of uncertainty adjustment methods | method	2
Allowance account for credit losses of financial assets	£ 1,700	2,100
Covid-19 related adjustments | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,100	1,000
Covid-19 related adjustments | Loans and advances at amortised cost | Guarantees
Disclosure of financial assets [line items]
ECL movement excluding assets derecognised due to disposals and write-offs	300
Covid-19 related adjustments | Credit cards, unsecured and other retail lending | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	100	0
Covid-19 related adjustments | Credit cards, unsecured and other retail lending | US
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	800	800
Covid-19 related adjustments | Wholesale loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	300	200
Covid-19 related adjustments | Model uncertainty risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200	400
ECL movement excluding assets derecognised due to disposals and write-offs	200
Covid-19 related adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,500	1,700
Covid-19 related adjustments | Customers | Loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 400	£ 700